INTANGIBLE ASSETS AND GOODWILL - Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 5,070
2027	3,214
2028	2,893
2029	1,638
2030	0
Total estimated amortization expense	$ 12,815